Discontinued Operations (Summary Of Major Classes Of Assets And Liabilities Of Discontinued Operations) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Assets:
Trade accounts receivable, net	$ 979.0
Inventories	522.3
Property, plant and equipment, net	522.9
Goodwill	4,055.4
Other intangible assets, net	725.0
Other assets	470.9
Total assets, discontinued operations	7,275.5
Liabilities:
Trade accounts payable	657.1
Accrued expenses and other liabilities	666.8
Other long-term liabilities	512.6
Total liabilities, discontinued operations	$ 1,836.5